Subsequent Events: (Details Narrative) - $ / shares	6 Months Ended		7 Months Ended
	Jul. 06, 2026	Jun. 30, 2026	Aug. 05, 2026
Pendulum [Member]
Subsequent Event [Line Items]
Delivery date to buyers		July 6, 2026
Subsequent Event [Member] | O 2026 Q 2 Dividends [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share			$ 0.90
Dividends Payable, Date to be Paid			Sep. 03, 2026
Dividends Payable, Date of Record			Aug. 21, 2026
Subsequent Event [Member] | Pendulum [Member]
Subsequent Event [Line Items]
Delivery date to buyers	July 6, 2026